Income tax credit (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of detailed information about components of income tax expense

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	£	£	£
Current tax
Corporation tax credit	1,407,542	1,171,928	826,065
Total current tax credit	1,407,542	1,171,928	826,065

Reconciliation of loss before tax to the tax credit for the year
Loss before tax	14,983,467	6,629,844	6,894,049

Loss on ordinary activities multiplied by the standard rate of tax of 19% (2020: 19% and 2019: 19%)	2,846,859	1,259,670	1,309,869

Non-deductible expenses	(1,641,974)	(4,556)	(3,821)
Deferred tax movement on unrecognized fixed asset differences	(103,418)	(157,728)	56,935
Deferred tax movement on unrecognized timing differences	42,462	2,660	2,616
Deferred tax movement on share-based payments	-	(152,895)	(158,800)
Deferred tax asset not recognized	(342,227)	(278,753)	(695,881)
Additional allowance in respect of enhanced R&D relief	1,042,213	868,918	667,671
Surrender of tax losses for R&D tax credit refund	(1,843,915)	(1,537,316)	(1,178,589)
R&D tax credits generated	1,407,542	1,171,928	826,065
Current tax credit	1,407,542	1,171,928	826,065